Retirement Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Compensation and Retirement Disclosure [Abstract]
Defined contribution plans cost	$ 27	$ 26	$ 26
Deferred compensation liability	302	301
Defined benefit plan liabilities	$ 32	$ 31